Average Annual Total Returns - Admiral - Vanguard Pacific Stock Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE Developed Asia Pacific All Cap Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Asia Pacific All Cap Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Asia Pacific All Cap Index (reflects no deduction for fees or expenses) 10 Years	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 10 Years	Spliced Pacific Stock Index (reflects no deduction for fees or expenses) 1 Year	Spliced Pacific Stock Index (reflects no deduction for fees or expenses) 5 Years	Spliced Pacific Stock Index (reflects no deduction for fees or expenses) 10 Years	FTSE Developed Asia Pacific All Cap Fair Market Value Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Asia Pacific All Cap Fair Market Value Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Asia Pacific All Cap Fair Market Value Index (reflects no deduction for fees or expenses) 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years
Total	16.57%	9.83%	6.22%	16.10%	9.14%	5.55%	10.20%	7.66%	4.84%	15.93%	9.62%	6.15%	16.19%	9.83%	6.32%	15.93%	9.62%	6.24%	16.66%	9.86%		11.24%	9.07%	5.22%